Net Loss per Share (Details) - Schedule of Basic and Diluted Net Loss per Share - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Net loss	$ 4,992	$ 10,437	$ 18,073	$ 37,341	$ (40,178)	$ (71,525)
Denominator:
Weighted-average shares of Class A common stock outstanding	11,933,602	327,343	10,349,618	232,505	556,826	53,074
Net loss per share, basic	$ (0.42)	$ (31.88)	$ (1.75)	$ (160.6)	$ (72.16)	$ (1,347.65)
Net loss per share, diluted	$ (0.42)	$ (31.88)	$ (1.75)	$ (160.6)	$ (72.16)	$ (1,347.65)